Equity-Accounted Investees - GigaGen Inc (Details) - USD ($) $ in Millions	Mar. 08, 2021	Jul. 05, 2017
GigaGen
Equity Accounted Investees
Consideration transferred, acquisition-date fair value	$ 90.5
GigaGen
Equity Accounted Investees
Ownership interest (as a percent)		43.96%
Consideration		$ 35.0
Collaboration fee		$ 15.0
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Percentage of interest		100.00%
GigaGen
Equity Accounted Investees
Percentage of interest	100.00%